Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Deferred tax assets and liabilities
Schedule of deferred tax assets and liabilities

(€ million)	December 31, 2020	December 31, 2019
Deferred tax liabilities before offsetting	8,581	9,583
Deferred tax assets available for offset	(3,057)	(4,663)
Deferred tax liabilities	5,524	4,920
Deferred tax assets before offsetting (net of accumulated write-down provisions)	7,166	9,023
Deferred tax liabilities available for offset	(3,057)	(4,663)
Deferred tax assets	4,109	4,360

Schedule of significant temporary differences to net deferred tax liabilities

The most significant temporary differences giving rise to net deferred tax assets and liabilities are disclosed below:

	Carrying	Carrying
	amount at	amount at
	December 31,	December 31,
(€ million)	2020	2019
Deferred tax liabilities
Accelerated tax depreciation	6,171	6,796
Leasing	1,089	1,375
Difference between the fair value and the carrying amount of assets acquired	415	617
Site restoration and abandonment (tangible assets)	199	126
Application of the weighted average cost method in evaluation of inventories	56	97
Other	651	572
	8,581	9,583
Deferred tax assets, gross
Carry-forward tax losses	(6,983)	(6,065)
Site restoration and abandonment (provisions for contingencies)	(2,211)	(2,242)
Timing differences on depreciation and amortization	(2,206)	(2,022)
Accruals for impairment losses and provisions for contingencies	(1,371)	(1,513)
Impairment losses	(1,213)	(946)
Leasing	(1,113)	(1,385)
Employee benefits	(213)	(209)
Over/Under lifting	(211)	(525)
Unrealized intercompany profits	(117)	(120)
Other	(593)	(740)
	(16,231)	(15,767)
Accumulated write-downs of deferred tax assets	9,065	6,744
Deferred tax assets, net	(7,166)	(9,023)

Schedule of changes in deferred tax liabilities and assets

The following table summarizes the changes in deferred tax liabilities and assets:

			Accumulated	Deferred tax
	Deferred tax	Deferred tax	write-downs of	assets, net of
(€ million)	liabilities, gross	assets, gross	deferred tax assets	impairments
Carrying amount at December 31, 2019	9,583	(15,767)	6,744	(9,023)
Additions	960	(2,649)	2,638	(11)
Deductions	(1,326)	1,357	(130)	1,227
Currency translation differences	(725)	742	(192)	550
Other changes	89	86	5	91
Carrying amount at December 31, 2020	8,581	(16,231)	9,065	(7,166)

Carrying amount at December 31, 2018	7,956	(13,356)	5,741	(7,615)
Changes in accounting policies (IFRS 16)	1,470	(1,470)		(1,470)
Carrying amount at January 1, 2019	9,426	(14,826)	5,741	(9,085)
Additions	1,265	(2,091)	1,161	(930)
Deductions	(1,205)	1,407	(174)	1,233
Currency translation differences	194	(182)	34	(148)
Other changes	(97)	(75)	(18)	(93)
Carrying amount at December 31, 2019	9,583	(15,767)	6,744	(9,023)